Financial and capital risk management (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of derivatives effects on statement of financial position

		December 31, 2022		December 31, 2021
	Reference	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	11	144	-	591
IPCA swap	20(b.i)	-	63	41	119
Dollar swap and forward transactions	20(b.i)	407	7	29	95
LIBOR swap	20(b.ii)	7	-	12	1
		425	214	82	806

Commodities price risk
Gasoil, Brent and freight	20(c)	78	56	8	2
Energy Transition Materials	20(d)	35	1	28	27
		113	57	36	29
Other	20(d)	-	5	13	-

Total		538	276	131	835

a.ii) Net exposure

	Reference	December 31, 2022	December 31, 2021
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	(133)	(591)
IPCA swap	20(b.i)	(63)	(78)
Dollar swap and forward transactions	20(b.i)	400	(66)
LIBOR swap (i)	20(b.ii)	7	11
		211	(724)
Commodities price risk
Gasoil, Brent and freight	20(c)	22	6
Energy Transition Materials	20(d)	34	1
		56	7

Other	20(d)	(5)	13

Total		262	(704)

(i)	In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale is in negotiations with some financial institutions to replace the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs. The Company does not expect material impacts on the cash flows of these operations.

Schedule of effects of derivatives on income statement and cash flow

		Gain (loss) recognized in the income statement
		Year ended December 31,
	Reference	2022	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	394	(155)	(746)
IPCA swap	20(b.i)	74	28	(262)
Eurobonds swap		-	(28)	28
Dollar swap and forward operations	20(b.i)	628	(20)	(160)
LIBOR swap	20(b.ii)	34	16	(7)
		1,130	(159)	(1,147)

Commodities price risk
Gasoil, Brent and freight	20(c)	25	127	(134)
Energy Transition Materials	20(d)	18	(2)	10
		43	125	(124)

Other	20(d)	(19)	11	61
Total		1,154	(23)	(1,210)

a.iv)       Effects of derivatives on the cash flows

		Financial settlement inflows (outflows)
		Year ended December 31,
	Reference	2022	2021	2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	20(b.i)	(98)	(142)	(141)
IPCA swap	20(b.i)	56	(18)	-
Eurobonds swap		-	(29)	(6)
Dollar swap and forward operations	20(b.i)	164	(79)	(49)
LIBOR swap	20(b.ii)	46	(2)	-
Forwards (i)		(8)	-	-
		160	(270)	(196)
Commodities price risk
Gasoil, Brent and freight	20(c)	9	205	(206)
Energy Transition Materials	20(d)	10	-	8
		19	205	(198)
Other		-	-	68

Derivatives designated as cash flow hedge accounting
Nickel	20(e)	(277)	(67)	292
Palladium	20(e)	15	5	-
Coal		-	(70)	-
		(262)	(132)	292
Total		(83)	(197)	(34)
(i)	In June 2022, the Company implemented and already settle a protection program for treasury volatility related to tender offer transaction.

Schedule of protection program

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Index	Average rate	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
LIBOR vs. US$ fixed rate swap					7	11	46	1	7
Receivable	US$ 150	US$ 950	LIBOR	0.85%
Payable	US$ 150	US$ 950	Fix	0.85%
					7	11	46	1	7

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
LIBOR vs. US$ fixed rate swap	US$ LIBOR decrease	7	3	(1)
Protected item: LIBOR US$ indexed debt	US$ LIBOR decrease	n.a.	(3)	1

Schedule of protection program

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
CDI vs. US$ fixed rate swap	R$ depreciation	(83)	(430)	(777)
	US$ interest rate inside Brazil decrease	(83)	(133)	(189)
	Brazilian interest rate increase	(83)	(123)	(162)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	430	777

TJLP vs. US$ fixed rate swap	R$ depreciation	(50)	(99)	(148)
	US$ interest rate inside Brazil decrease	(50)	(56)	(61)
	Brazilian interest rate increase	(50)	(60)	(68)
	TJLP interest rate decrease	(50)	(56)	(63)
Protected item: R$ denominated debt	R$ depreciation	n.a.	99	148

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(63)	(140)	(217)
	US$ interest rate inside Brazil decrease	(63)	(74)	(86)
	Brazilian interest rate increase	(63)	(79)	(95)
	IPCA index decrease	(63)	(72)	(80)
Protected item: R$ denominated debt	R$ depreciation	n.a.	140	217

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	318	(573)	(1,463)
	US$ interest rate inside Brazil decrease	318	230	136
	Brazilian interest rate increase	318	146	(13)
Protected item: R$ denominated debt	R$ depreciation	n.a.	573	1,463

Forward	R$ depreciation	82	(85)	(253)
	US$ interest rate inside Brazil decrease	82	72	62
	Brazilian interest rate increase	82	65	48
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	85	253

Schedule of sensitivity analysis derivative financial instruments

	Brazil
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Overfunded pension plans	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	9.77% - 9.88%	10.66%	9.81% - 9.90%	8.62% - 8.82%	10.25%	8.68% - 8.86%
Nominal average rate to determine expense/ income	9.77% - 9.88%	10.66%	N/A	8.62% - 8.82%	10.25%	N/A
Nominal average rate of salary increase	3.50% - 5.36%	6.86%	N/A	3.25% - 5.32%	7.50%	N/A
Nominal average rate of benefit increase	3.50% - 4.02%	6.86%	N/A	3.25%	7.50%	N/A
Immediate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Ultimate health care cost trend rate	N/A	N/A	6.35%	N/A	N/A	6.35%
Nominal average rate of price inflation	3.50%	4.25%	3.50%	3.25%	5.00%	3.25%

	Foreign
	December 31, 2022			December 31, 2021
	Overfunded pension plans	Underfunded pension plans	Other benefits	Underfunded pension plans	Other benefits
Discount rate to determine benefit obligation	5.10%	5.10%	5.14%	2.84%	3.03%
Nominal average rate to determine expense/ income	2.84%	2.84%	3.03%	2.62%	2.62%
Nominal average rate of salary increase	3.23%	3.23%	N/A	3.28%	N/A
Nominal average rate of benefit increase	3.00%	3.00%	N/A	3.00%	N/A
Immediate health care cost trend rate	N/A	N/A	5.11%	N/A	5.11%
Ultimate health care cost trend rate	N/A	N/A	4.57%	N/A	4.57%
Nominal average rate of price inflation	2.06%	2.06%	N/A	2.10%	N/A

For the sensitivity analysis, the Company applies the effect of 1.0% in nominal discount rate to the present value of the Company´s actuarial liability. The effects of this analysis on the Company´s actuarial liability and assumptions adopted are as follows:

	Brazil
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,451	237	413
Assumptions made	10.83%	11.66%	10.86%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,845	257	320
Assumptions made	8.83%	9.66%	8.86%

	Foreign
	December 31, 2022
	Overfunded pension plans	Underfunded pension plans	Other benefits
Nominal discount rate - 1% increase
Actuarial liability adjusted for sensitivity test	2,244	322	649
Assumptions made	6.11%	6.11%	6.14%

Nominal discount rate - 1% reduction
Actuarial liability adjusted for sensitivity test	2,799	403	832
Assumptions made	4.11%	4.11%	4.14%

Sensitivity analysis of other derivatives financial instruments

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Fixed price sales protection (tons)
Forwards	Nickel price decrease	7	1	(5)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	(1)	5

Hedge program for products acquisition for resale (tons)
Forwards	Nickel price increase	(1)	3	(6)
Protected item: Part of revenues from products for resale	Nickel price increase	n.a.	(3)	6

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(5)	(12)	(22)

Schedule of effects of derivatives on other comprehensive income

	Gain (loss) recognized in the other comprehensive income
	Year ended December 31,
	2022	2021	2020
Net investments hedge	81	(118)	(578)
Cash flow hedge (Nickel and Palladium)	19	3	(105)

Sensitivity analysis of derivative financial instruments of hedge accounting

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Nickel Revenue Hedge Program
Options	Nickel price increase	28	(19)	(65)
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	19	65

Schedule of carrying amount of the financial assets that represent the exposure to credit risk

	Notes	December 31, 2022	December 31, 2021
Cash and cash equivalents	23	4,736	11,721
Short-term investments	23	61	184
Restricted cash		77	117
Judicial deposits	28	1,215	1,220
Derivative financial instruments		538	131
Investments in equity securities	14	7	6
		6,634	13,379

Summary of ratings published by Moody's regarding the main financial institutions

	December 31, 2022		December 31, 2021
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa1	32	-	128	-
Aa2	342	5	285	15
Aa3	239	-	495	34
A1	1,746	98	1,145	3
A2	938	146	3,478	39
A3	918	63	1,518	20
Baa1	-	-	90	-
Baa2	7	-	10	-
Ba2 (i)	411	176	2,763	5
Ba3 (i)	164	55	1,988	-
Other	-	(5)	5	15
	4,797	538	11,905	131

(i)	A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.

Eurobonds With Derivative Offset [Member]
IfrsStatementLineItems [Line Items]
Schedule of protection program

	Notional				Fair value		Financial Settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Index	Average rate	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023	2024	2025+
CDI vs. US$ fixed rate swap					(83)	(461)	(61)	27	(19)	(13)	(51)
Receivable	R$ 6,356	R$ 8,142	CDI	100.13%
Payable	US$ 1,475	US$ 1,906	Fix	1.80%

TJLP vs. US$ fixed rate swap					(50)	(130)	(37)	4	(6)	(7)	(37)
Receivable	R$ 814	R$ 1,192	TJLP +	1.05%
Payable	US$ 204	US$ 320	Fix	3.44%

					(133)	(591)	(98)	31	(25)	(20)	(88)

IPCA vs. US$ fixed rate swap					(63)	(118)	5	6	-	(10)	(53)
Receivable	R$ 1,294	R$ 1,508	IPCA +	4.54%
Payable	US$ 320	US$ 373	Fix	3.88%

IPCA vs. CDI swap					-	40	51	-	-	-	-
Receivable	-	R$ 769	IPCA +	0.00%
Payable	-	R$ 1,350	CDI	0.00%

					(63)	(78)	56	6	-	(10)	(53)

R$ fixed rate vs. US$ fixed rate swap					318	(62)	37	71	148	107	63
Receivable	R$ 20,854	R$ 5,730	Fix	7.48%
Payable	US$ 3,948	US$ 1,084	Fix	0.00%

Forward	R$ 4,342	R$ 6,013	B	5.39	82	(4)	127	13	67	12	3

					400	(66)	164	84	215	119	66

Derivatives [member]
IfrsStatementLineItems [Line Items]
Schedule of sensitivity analysis derivative financial instruments

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
LIBOR vs. US$ fixed rate swap	US$ LIBOR decrease	7	3	(1)
Protected item: LIBOR US$ indexed debt	US$ LIBOR decrease	n.a.	(3)	1

Forward [Member]
IfrsStatementLineItems [Line Items]
Schedule of protection program

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Brent crude oil (bbl)
Call options	22,600,500	762,000	B	100	74	7	14	45	74
Put options	22,600,500	762,000	S	66	(51)	(2)	-	10	(51)

Forward Freight Agreement (days)
Freight forwards	2,085	330	B	13,765	(1)	1	(5)	2	(1)

					22	6	9	57	22

Product Prices And Input Costs [Member]
IfrsStatementLineItems [Line Items]
Schedule of sensitivity analysis derivative financial instruments

Instrument	Instrument's main risk events	Probable	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)
Options	Price input decrease	23	(183)	(548)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	183	548

Forward Freight Agreement (days)
Forwards	Freight price decrease	(1)	(7)	(14)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	7	14

Embedded Derivatives Financial Instruments Forwards [Member]
IfrsStatementLineItems [Line Items]
Schedule of protection program

	Notional				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$/tons)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Fixed price nickel sales protection (tons)
Nickel forwards	766	342	B	21,214	7	1	3	1	7

Hedge program for products acquisition for resale (tons)
Nickel forwards	384	1,206	S	28,657	(1)	(1)	7	1	(1)

					6	-	10	2	6

Option related to a Special Purpose Entity “SPE” (shares)
Call options	-	137,751,623	B	-	-	13	-	-	-

Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Call options	746,667	729,571	S	233	(5)	(1)	-	3	(5)

					(5)	12	-	3	(5)

Nickel Revenue Hedging Programs Base Metal Derivative Contracts [Member]
IfrsStatementLineItems [Line Items]
Schedule of protection program

	Notional (ton)				Fair value		Financial settlement Inflows (Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2022	December 31, 2021	Bought / Sold	Average strike (US$/ton)	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2022	2023
Nickel Revenue Hedge Program
Forward	6,300	39,575	S	34,929	28	(26)	(277)	11	28
					28	(26)	(277)	11	28
Palladium Revenue Hedge Program
Call options	-	44,228	S	-	-	(1)	-	-	-
Put options	-	44,228	B	-	-	26	15	-	-
					-	25	15	-	-